CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	₽ 57,874	$ 779.0	₽ 27,321
Operating lease liabilities, current (Note 8)	₽ 10,525	$ 141.7	₽ 8,620
Operating lease liabilities - current , Balance sheet location	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities
Salary and other compensation expenses payable/accrued to employees	₽ 6,022	$ 81.0	₽ 4,046
Content liabilities	5,410	72.8	3,326
Liabilities under the reverse factoring program	3,110	41.9
Finance lease liability, current (Note 8)	₽ 1,467	$ 19.7	₽ 321
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities
Bank deposits and liabilities	₽ 87	$ 1.2
Total accounts payable and accrued liabilities	84,495	1,137.3	₽ 43,634
INCOME TAX
Income tax payable	₽ 1,201	$ 16.2	₽ 454